Accounting policies - Offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	€ 215,854	€ 186,169	€ 160,441
Gross amount of financial liabilities offset in the balance sheet	(60,944)	(46,540)	(45,105)
Net amount of financial assets presented in the balance sheet	154,910	139,629	115,336
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	205,927	186,414	214,849
Gross amount of financial assets offset in the balance sheet	(60,944)	(46,540)	(45,105)
Net amount of financial liabilities presented in the balance sheet	144,983	139,874	169,744
Gross amount of other items offset in the balance sheet	1,366	1,445	1,645
Assets subject to netting and collateral arrangements on balance sheet	141,201	128,637	97,017
Liabilities subject to netting and collateral arrangements on balance sheet	134,694	130,969	153,566
Derivatives
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	126,389	107,055	103,740
Gross amount of financial liabilities offset in the balance sheet	(55,776)	(42,509)	(37,960)
Net amount of financial assets presented in the balance sheet	70,613	64,546	65,780
Reverse repurchase agreements
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	89,465	79,114	56,701
Gross amount of financial liabilities offset in the balance sheet	(5,168)	(4,031)	(7,145)
Net amount of financial assets presented in the balance sheet	84,297	75,083	49,556
Derivatives
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	124,840	104,213	103,896
Gross amount of financial assets offset in the balance sheet	(55,776)	(42,509)	(37,960)
Net amount of financial liabilities presented in the balance sheet	69,064	61,704	65,936
Repurchase agreements
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	81,087	82,201	110,953
Gross amount of financial assets offset in the balance sheet	(5,168)	(4,031)	(7,145)
Net amount of financial liabilities presented in the balance sheet	€ 75,919	€ 78,170	€ 103,808